Share-based compensation plans and shares held in trust - Schedule of Share Awards Under the PSP and LTIP (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life (years)	10 months 24 days	10 months 24 days	10 months 24 days
Number of ordinary shares (million)
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	49	58
Granted (in shares)	21	20
Vested (in shares)	(31)	(26)
Forfeited (in shares)	(3)	(3)
Ending balance (in shares)	36	49	58
Number of ADSs (million)
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	9	10
Granted (in shares)	4	3
Vested (in shares)	(5)	(4)
Forfeited (in shares)	0	0
Ending balance (in shares)	8	9	10